Operating leases (Details) - Schedule of cash flow information related to operating leases - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$ 1,414,151	$ 690,626	$ 854,431
Supplemental lease cash flow disclosure
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$ 3,387,501	$ 192,395	$ 1,142,321